Drilling Rigs, Drillships, Machinery and Equipment	12 Months Ended
Dec. 31, 2011
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels, Drilling Rigs, Drillships, Machinery And Equipment
6. Drilling rigs, drillships, machinery and equipment, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	1,436,082	(118,476)	1,317,606
Additions	6,835	0	6,835
Disposals	(2,800)	1,342	(1,458)
Depreciation	0	(73,650)	(73,650)
Balance December 31, 2010	$1,440,117	$(190,784)	$1,249,333
Additions	78,480	0	78,480
Transfer from drillships under construction	3,372,156		3,372,156
Disposals	(1,147)	381	(766)
Depreciation	0	(160,365)	(160,365)
Balance December 31, 2011	$4,889,606	$(350,768)	$4,538,838

As of December 31, 2011, all of the Company’s operating drilling rigs and drillships, have been pledged as collateral to secure the bank loans (Note 9).